LEASES - Summary of Leases Not Yet Commenced (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022-2021
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	$ 141	$ 71
2022
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2023
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2024
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2025
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2026
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2027
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2028
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		71
2029
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		$ 71